Summary of Significant Accounting Policies - Summarizes Change in Capitalized Dry-Docking Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Balance at the beginning of the year	$ 897,237
Cost incurred for dry docking	39,617	$ 17,072	$ 19,245
Balance at the end of the year	1,767,925	897,237
Dry-Docking Activity [Member]
Property, Plant and Equipment [Line Items]
Balance at the beginning of the year	35,509	29,269	18,672
Cost incurred for dry docking	39,617	17,072	19,245
Dry-dock amortization	(12,866)	(10,832)	(8,648)
Vessel sales (note 21)	(114)
Balance at the end of the year	$ 62,146	$ 35,509	$ 29,269